Schedule of Investments (unaudited) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.4%
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	$7,050	$8,860,299

Arizona — 3.7%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/30	2,685	2,748,984
Arizona Industrial Development Authority, RB(b) 4.00%, 07/01/29	500	559,955
Series A, 3.55%, 07/15/29	1,300	1,418,742
Series B, 4.25%, 07/01/27	385	421,486
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/35	4,000	5,075,240
Glendale Union High School District No.205, GO Series C, (BAM), 5.00%, 07/01/24	1,945	2,120,458
Series C, (BAM), 5.00%, 07/01/27	500	544,675
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.75%, 07/01/24(b)	475	517,456
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/25	300	349,377
Industrial Development Authority of the County of Pima, RB(b) 4.13%, 06/15/29	350	355,387
5.00%, 07/01/29	300	330,891
Maricopa County Industrial Development Authority, Refunding RB 4.00%, 07/01/29(b)	295	338,105
Series A, 5.00%, 09/01/32	1,000	1,272,170
Series A, 5.00%, 09/01/33	800	1,015,176
Series A, 5.00%, 09/01/34	1,000	1,267,160
Phoenix-Mesa Gateway Airport Authority, ARB
AMT, 5.00%, 07/01/27	700	729,883
AMT, 5.00%, 07/01/32	1,925	2,006,100
University of Arizona, RB, 5.00%, 08/01/28	2,000	2,000,000

		23,071,245

Arkansas — 0.6%
City of Benton Arkansas, RB, (AGM), 5.00%, 06/01/29	1,055	1,193,068
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,691,928

		3,884,996

California — 6.6%
California Municipal Finance Authority, RB, Series A, 4.00%, 10/01/29(b)	420	470,967
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/36	3,670	4,846,198
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	13,095,961
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/33	6,715	8,396,906
Series A-1, 5.00%, 06/01/35	5,785	7,105,889
San Diego County Regional Airport Authority, Refunding ARB
AMT, Subordinate, 5.00%, 07/01/32	1,000	1,328,390
AMT, Subordinate, 5.00%, 07/01/33	1,030	1,363,473
AMT, Subordinate, 5.00%, 07/01/34	1,000	1,317,810
State of California, GO, 5.50%, 04/01/28	15	15,057

Security	Par (000)	Value

California (continued)
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/35	$700	$929,222
Series A, 5.00%, 10/01/36	800	1,058,832
Series A, 5.00%, 10/01/37	1,000	1,321,110

		41,249,815

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/32	5,000	6,313,200
Colorado Health Facilities Authority, Refunding RB Series A, 5.00%, 11/09/22(c)	270	286,829
Series A, 5.00%, 08/01/34	1,500	1,945,335
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	582,730
Thompson Crossing Metropolitan District No.4, Refunding GO, 3.50%, 12/01/29	515	549,479
University of Northern Colorado, Refunding RB, Series A, (ST HGR ED INTERCEPT PROG), 5.00%, 06/01/31	2,000	2,251,620

		11,929,193

Connecticut — 2.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,250	1,266,413
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	130	146,337
Connecticut State Health & Educational Facilities Authority, Refunding RB(b)
Series G-1, 5.00%, 07/01/27	100	119,197
Series G-1, 5.00%, 07/01/28	100	121,716
Series G-1, 5.00%, 07/01/29	100	124,112
Series G-1, 5.00%, 07/01/30	100	123,606
Series G-1, 5.00%, 07/01/32	150	184,199
Series G-1, 5.00%, 07/01/34	125	152,611
State of Connecticut Special Tax Revenue, RB,
Series A, 5.00%, 05/01/35	1,750	2,294,635
State of Connecticut, GO
Series A, 5.00%, 04/15/30	5,000	6,399,900
Series A, 5.00%, 04/15/31	4,000	5,112,040
Series A, 5.00%, 04/15/34	1,185	1,526,801

		17,571,567

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	1,053,149
Series A, 5.00%, 07/01/30	1,030	1,228,120
Series A, 5.00%, 07/01/31	750	891,518
Series A, 5.00%, 07/01/32	375	444,244
Series A, 5.00%, 07/01/33	1,190	1,405,330

		5,022,361

Florida — 7.3%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/31	1,500	1,917,270
Capital Region Community Development District, Refunding SAB
Series A-1, 4.13%, 05/01/23	200	204,960
Series A-1, 4.63%, 05/01/28	500	551,215
Capital Trust Agency, Inc., RB
Series A, 4.00%, 06/15/29(b)	625	668,550

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB (continued) Series A, 5.00%, 12/15/29	$400	$471,188
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(b)	1,000	1,136,850
County of Lee Florida Airport Revenue, Refunding RB Series A, AMT, 5.50%, 10/01/23	1,000	1,001,770
Series A, AMT, (AGM), 5.00%, 10/01/27	1,635	1,637,551
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(c)	1,500	1,566,435
County of Miami-Dade Seaport Department, ARB Series B, AMT, 6.00%, 10/01/28	3,470	3,886,504
Series B, AMT, 6.00%, 10/01/29	3,480	3,895,756
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d) Series A-2, 0.00%, 10/01/28	500	457,385
Series A-2, 0.00%, 10/01/29	800	713,432
Escambia County Health Facilities Authority, Refunding RB 5.00%, 08/15/35	3,100	3,989,793
Series A, 5.00%, 08/15/31	1,000	1,303,490
Esplanade Lake Club Community Development District, SAB Series A-1, 3.63%, 11/01/30	370	396,969
Series A-2, 3.63%, 11/01/30	215	230,669
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	2,255	2,425,050
Florida Development Finance Corp., Refunding RB 5.00%, 06/01/31	300	353,163
5.00%, 06/01/35	225	262,771
Florida Gulf Coast University Financing Corp., Refunding RB 5.00%, 02/01/34	800	1,022,336
5.00%, 02/01/35	850	1,082,058
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	1,005,056
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	600	628,152
Hills Minneola Community Development District, SAB, 3.50%, 05/01/31(b)	1,100	1,160,918
Lakewood Ranch Stewardship District, SAB 3.65%, 05/01/22(b)	145	146,833
4.00%, 05/01/22	350	355,323
3.60%, 05/01/24	375	385,289
4.30%, 05/01/27(b)	520	560,420
3.80%, 05/01/29	720	778,432
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,801,815
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	695	725,226
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	375,196
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/29	2,005	2,328,667
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/33	610	718,061
Southern Groves Community Development District No.5, Refunding SAB, 3.25%, 05/01/29	300	312,783
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	90,783

Security	Par (000)	Value

Florida (continued)
Talavera Community Development District, SAB 3.50%, 05/01/25	$365	$375,669
3.85%, 05/01/30	540	585,511
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	193,799

		45,703,098

Georgia — 6.5%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,748,007
Cobb County Kennestone Hospital Authority, Refunding RB 5.00%, 04/01/32	1,250	1,538,275
4.00%, 04/01/33	200	242,888
4.00%, 04/01/34	275	332,335
4.00%, 04/01/35	275	330,847
4.00%, 04/01/36	300	359,337
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/36	1,750	2,107,525
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 2.75%, 12/01/35	3,000	3,200,340
Main Street Natural Gas, Inc., RB Series A, 5.50%, 09/15/28	2,500	3,215,500
Series A, 5.00%, 05/15/33	5,000	6,261,050
Series A, 5.00%, 05/15/34	5,250	6,561,712
Municipal Electric Authority of Georgia, RB 5.00%, 01/01/34	700	863,107
5.00%, 01/01/35	1,225	1,507,032
Municipal Electric Authority of Georgia, Refunding RB Sub-Series A, 5.00%, 01/01/34	2,295	2,898,424
Sub-Series A, 5.00%, 01/01/35	925	1,165,343

		40,331,722

Guam — 0.3%
Territory of Guam, Refunding RB, Series F, 5.00%, 01/01/29(g)	1,500	1,863,225

Illinois — 14.6%
Chicago Board of Education, Refunding GO Series A, 5.00%, 12/01/28	385	490,436
Series A, 5.00%, 12/01/30	1,580	2,051,804
Series C, 5.00%, 12/01/26	4,730	5,726,280
Series D, 5.00%, 12/01/26	4,185	5,065,608
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	420	399,819
Chicago Midway International Airport, Refunding ARB Series A, AMT, 2nd Lien, 5.00%, 01/01/32	5,000	5,521,950
Series A, AMT, 2nd Lien, 5.50%, 01/01/32	1,500	1,605,255
Chicago O’Hare International Airport, Refunding ARB Series C, AMT, Senior Lien, 5.25%, 01/01/28	1,350	1,443,515
Series C, AMT, Senior Lien, 5.25%, 01/01/29	3,020	3,228,440
Chicago O’Hare International Airport, Refunding RB Series B, 5.00%, 01/01/32	3,745	4,316,749
Series A, AMT, Senior Lien, 5.00%, 01/01/23	13,000	13,862,290
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	3,700	3,761,013
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	1,000	1,085,080
Illinois Finance Authority, RB Series A, 5.00%, 02/15/28	810	964,135
Series A, 5.00%, 02/15/29	400	474,296
Series A, 5.00%, 02/15/30	500	590,785

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB (continued) Series A, 5.00%, 02/15/31	$500	$588,930
Series A, 5.00%, 02/15/32	500	587,120
Illinois Finance Authority, Refunding RB 5.00%, 03/01/30	550	670,637
5.00%, 03/01/32	920	1,121,636
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	9,752,928
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 12/01/31	4,220	5,036,359
Metropolitan Pier & Exposition Authority, Refunding RB, 5.00%, 12/15/28	1,200	1,487,964
State of Illinois, GO 5.25%, 07/01/29	5,000	5,411,150
5.00%, 04/01/31	1,000	1,108,150
5.00%, 05/01/31	5,010	5,567,062
5.00%, 11/01/34	5,000	5,922,250
Series A, 5.00%, 03/01/35	2,000	2,602,900
Series D, 5.00%, 11/01/28	350	432,271
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	149,050

		91,025,862

Indiana — 1.9%
Indiana Finance Authority, Refunding RB Series A, 4.13%, 12/01/26	1,270	1,409,065
Series A, 1st Lien, 5.25%, 10/01/31	10,000	10,083,300

		11,492,365

Iowa — 0.2%
Iowa Student Loan Liquidity Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/26	775	918,065

Kansas — 1.3%
Kansas City Industrial Development Authority, ARB, AMT, 4.00%, 03/01/35	1,480	1,766,425
Seward County Unified School District No.480 Liberal, Refunding GO 5.00%, 09/01/22(c)	3,990	4,199,076
5.00%, 09/01/33	2,010	2,115,766

		8,081,267

Kentucky(c) — 0.5%
Louisville/Jefferson County Metropolitan Government, Refunding RB 5.00%, 06/01/22	120	124,860
Series A, 5.00%, 06/01/22	2,750	2,861,375

		2,986,235

Louisiana — 2.9%
City of Bossier City Louisiana Utilities Revenue, Refunding RB, 5.00%, 10/01/24(c)	2,000	2,304,060
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, 5.00%, 12/01/21(c)	7,160	7,275,562
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	1,000	1,154,490

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-1, 4.00%, 05/01/34	$3,000	$3,086,250
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(c)	3,660	4,003,967

		17,824,329

Maine — 0.4%
Finance Authority of Maine, Refunding RB Series A-1, AMT, (AGM), 5.00%, 12/01/28	1,000	1,241,210
Series A-1, AMT, (AGM), 3.00%, 12/01/29	1,375	1,485,935

		2,727,145

Maryland — 1.3%
City of Baltimore Maryland, Refunding TA(b) Series A, Senior Lien, 2.95%, 06/01/27	175	184,490
Series A, Senior Lien, 3.05%, 06/01/28	190	202,202
Series A, Senior Lien, 3.15%, 06/01/29	200	214,984
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	291,441
Maryland Economic Development Corp., Refunding RB Series A, 5.00%, 06/01/29	1,835	2,229,177
Series A, 5.00%, 06/01/30	1,015	1,229,317
Series A, 5.00%, 06/01/31	1,000	1,206,190
Series A, 5.00%, 06/01/32	1,000	1,200,880
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 5.00%, 07/01/22(c)	1,140	1,191,049

		7,949,730

Massachusetts — 1.6%
Massachusetts Development Finance Agency, Refunding RB 5.00%, 07/01/29	2,700	3,342,816
5.00%, 07/01/30	3,125	3,865,625
Series A, 5.00%, 01/01/31	1,730	1,986,144
Series G, 5.00%, 07/01/35	400	532,840

		9,727,425

Michigan — 3.3%
City of Detroit Michigan, GO 5.00%, 04/01/26	265	310,084
5.00%, 04/01/27	210	252,225
5.00%, 04/01/28	235	288,984
5.00%, 04/01/29	235	287,814
5.00%, 04/01/30	180	219,638
5.00%, 04/01/31	265	322,296
5.00%, 04/01/32	225	272,772
5.00%, 04/01/33	295	356,552
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,524,440
Michigan State Building Authority, Refunding RB, Series II-A, 5.00%, 10/15/21(c)	2,500	2,524,650
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.13%, 10/01/36	4,275	4,318,477
Michigan Strategic Fund, RB AMT, 5.00%, 06/30/33	2,415	3,003,680
AMT, 5.00%, 12/31/33	2,000	2,485,220
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	440	526,407
5.00%, 11/15/34	490	578,469

		20,271,708

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 2.0%
City of Minneapolis Minnesota, RB 4.00%, 06/01/30	$150	$162,635
4.00%, 06/01/31	50	53,752
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/33	2,370	3,019,499
Duluth Economic Development Authority, Refunding RB Series A, 5.00%, 02/15/33	1,000	1,247,490
Series A, 5.00%, 02/15/34	1,185	1,474,270
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	250	284,755
University of Minnesota, RB Series B, 5.00%, 08/01/36	1,000	1,003,370
Series C, 5.00%, 08/01/27	1,390	1,524,066
Series C, 5.00%, 08/01/28	740	811,136
Series C, 5.00%, 08/01/29	1,555	1,704,031
Series C, 5.00%, 08/01/30	835	914,667

		12,199,671

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	350	355,880
St. Louis County Industrial Development Authority, Refunding RB 5.00%, 09/01/27	360	419,763
5.00%, 09/01/32	1,015	1,179,684

		1,955,327

Montana — 0.1%
Yellowstone County School District No.2 Billings, GO, 5.00%, 06/15/24(c)	500	569,345

Nebraska — 0.6%
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/30	800	949,728
Nebraska Public Power District, Refunding RB Series A, 5.00%, 01/01/30	1,000	1,019,870
Series A, 5.00%, 01/01/32	2,000	2,040,300

		4,009,898

Nevada — 1.2%
City of Las Vegas Nevada Special Improvement District No.814, SAB 3.50%, 06/01/28	160	172,690
3.25%, 06/01/30	350	367,552
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 5.00%, 06/01/31	1,000	1,229,850
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,677,500

		7,447,592

New Hampshire(b) — 0.3%
New Hampshire Business Finance Authority, RB, AMT, 2.95%, 04/01/29	1,000	1,090,740
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27	795	831,506

		1,922,246

New Jersey — 19.3%
New Jersey Economic Development Authority, RB
AMT, 5.13%, 09/15/23	4,670	4,942,681

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.50%, 01/01/26	$1,500	$1,677,435
AMT, 5.50%, 01/01/27	1,000	1,117,930
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/26	2,135	2,588,218
AMT, 5.00%, 10/01/27	1,680	2,091,432
New Jersey Educational Facilities Authority, RB, 5.00%, 06/15/28	10,000	11,305,500
New Jersey Educational Facilities Authority, Refunding RB
5.00%, 07/01/25(c)	1,966	2,327,724
5.00%, 07/01/30	3,034	3,537,523
New Jersey Higher Education Student Assistance
Authority, RB, Series B, AMT, 3.50%, 12/01/39	2,130	2,330,923
New Jersey Higher Education Student Assistance
Authority, Refunding RB 1st Series, AMT, 5.50%, 12/01/26	540	547,193
Series B, AMT, 5.00%, 12/01/27	1,000	1,248,280
Series B, AMT, 5.00%, 12/01/28	1,000	1,242,100
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,000	2,386,500
Series AA, 5.25%, 06/15/31	12,000	13,091,760
Series AA, 5.25%, 06/15/32	2,250	2,641,252
Series AA, 5.00%, 06/15/35	3,000	3,755,310
Series C, 5.25%, 06/15/32	10,000	11,542,400
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	1,695	2,022,542
Series A, 5.00%, 12/15/33	2,285	2,869,572
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	13,806,360
New Jersey Turnpike Authority, Refunding RB,
Series B, 5.00%, 01/01/23(c)	6,000	6,415,500
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/23	1,230	1,327,871
Series A, 5.00%, 12/01/25	1,345	1,477,429
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	304,685
Series B, AMT, 5.00%, 01/01/30	200	243,506
Series B, AMT, 5.00%, 01/01/31	350	425,023
Series B, AMT, 5.00%, 01/01/32	425	514,326
State of New Jersey, GO, 5.00%, 06/01/28	5,000	5,858,650
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	850	1,080,239
Series A, 5.00%, 06/01/32	11,980	15,092,763
Series A, 5.00%, 06/01/33	220	276,727

		120,089,354

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,849,176
Albuquerque Municipal School District No.12, GO,
Series 2017, (SAW), 5.00%, 08/01/30	1,250	1,521,963

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	$170	$194,045
New Mexico Hospital Equipment Loan Council, Refunding RB, Series A, 5.00%, 08/01/31	2,500	2,940,150

		7,505,334

New York — 11.2%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.00%, 06/01/22	410	420,488
Series A, 4.50%, 06/01/27	1,710	1,919,612
Series A, 5.00%, 06/01/35	415	469,012
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	450	518,675
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	821,062
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	1,029,638
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,145	3,538,628
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,715,503
Sub-Series B-1, 5.00%, 11/15/21(c)	2,300	2,331,947
Sub-Series B-4, 5.00%, 11/15/21(c)	1,500	1,520,835
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	5,695	6,228,849
New York City Industrial Development Agency, Refunding RB (AGM), 4.00%, 03/01/32	1,030	1,310,366
Class A, (AGM), 3.00%, 01/01/35	500	561,145
Class A, (AGM), 3.00%, 01/01/36	1,000	1,113,440
New York State Dormitory Authority, Refunding RB 5.00%, 12/01/27(b)	900	1,098,684
5.00%, 12/01/28(b)	1,800	2,196,612
Series A, 5.00%, 05/01/32	3,060	3,556,363
Series A, 5.00%, 07/01/32	9,000	10,512,360
New York State Thruway Authority, Refunding RB,
Series A-1, 4.00%, 03/15/44	2,500	3,007,350
New York Transportation Development Corp., RB,
AMT, 4.00%, 10/01/30	2,775	3,346,622
Niagara Area Development Corp., Refunding RB,
Series B, 3.50%, 11/01/24(b)	1,000	1,047,590
Port Authority of New York & New Jersey, ARB, Consolidated, 221st Series, AMT, 4.00%, 07/15/36	2,650	3,184,028
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 4.00%, 07/15/36	1,625	1,981,314
Series 223, AMT, 4.00%, 07/15/37	3,250	3,947,352
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/32	3,000	3,944,610
Series A, 5.00%, 09/01/33	860	1,126,394
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/21(c)	6,125	6,198,378

		69,646,857

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, Series A, 5.00%, 10/01/31	1,500	1,583,865

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	1,000	1,199,380

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series A-2, Class 1, 4.00%, 06/01/38	$1,000	$1,195,730
Series A-2, Class 1, 4.00%, 06/01/39	1,000	1,191,500
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, 5.00%, 12/01/35	850	1,114,580
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	1,550	1,708,348
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	6,000	6,470,400

		12,879,938

Oklahoma — 1.2%
Oklahoma City Public Property Authority, Refunding RB 5.00%, 10/01/27	1,190	1,405,497
5.00%, 10/01/28	1,265	1,492,612
5.00%, 10/01/29	1,400	1,650,306
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,494,252
Series B, 5.00%, 08/15/33	1,305	1,606,246

		7,648,913

Oregon(c) — 1.1%
Klamath County School District, GO, (GTD), 5.00%, 06/15/23	2,000	2,183,120
State of Oregon, GO, Series H, 5.00%, 05/01/22	2,000	2,073,080
Umatilla County School District No.16R Pendleton, GO, Series A, (GTD), 5.00%, 06/15/24	2,000	2,277,280

		6,533,480

Pennsylvania — 7.3%
Allentown Neighborhood Improvement Zone Development Authority, RB(b) 5.00%, 05/01/22	550	567,078
5.00%, 05/01/23	335	352,289
5.00%, 05/01/28	835	1,025,756
Bucks County Industrial Development Authority, RB 5.00%, 07/01/35	1,100	1,381,864
5.00%, 07/01/36	1,250	1,565,912
Commonwealth Financing Authority, RB 5.00%, 06/01/33	2,000	2,516,360
5.00%, 06/01/34	3,750	4,709,437
County of Allegheny Pennsylvania, GO, Series C-67, 5.00%, 11/01/21(c)	5,075	5,135,697
County of Allegheny Pennsylvania, Refunding GO, Series C-68, 5.00%, 11/01/21(c)	2,515	2,545,079
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/35	1,450	1,888,262
Series A-1, 4.00%, 04/15/36	1,545	1,868,307
AMT, 5.00%, 12/31/28	115	137,744
Pennsylvania Turnpike Commission, RB
Sub-Series B, 5.25%, 12/01/21(c)	4,000	4,067,400
Series A, Subordinate, 4.00%, 12/01/43	3,000	3,568,710
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/30	2,620	3,310,842
Sub-Series B, 5.00%, 06/01/32	5,000	6,224,350
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/30	1,200	1,536,204

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
School District of Philadelphia, GO (continued)
Series A, (SAW), 5.00%, 09/01/31	$1,000	$1,276,780
Series A, (SAW), 5.00%, 09/01/32	1,200	1,526,832

		45,204,903

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.50%, 07/01/34	4,365	4,854,709
Series A-1, Restructured, 4.75%, 07/01/53	350	402,623
Series A-1, Restructured, 5.00%, 07/01/58	2,209	2,573,772
Series A-2, Restructured, 4.33%, 07/01/40	1,919	2,176,146
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/27	11,890	10,857,591
Series A-1, Restructured, 0.00%, 07/01/29	446	392,511
Series A-1, Restructured, 0.00%, 07/01/31	1,464	1,180,731
Series B-1, Restructured, 0.00%, 07/01/27	2,521	2,300,135
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,963,709

		28,701,927

Rhode Island — 1.6%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,095,360
Rhode Island Health and Educational Building Corp., RB, Series C, 5.00%, 05/15/22(c)	2,305	2,393,742
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,196,280
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/27	1,000	1,236,980
Series A, AMT, 5.00%, 12/01/28	1,000	1,262,590
Rhode Island Student Loan Authority, Refunding RB
Series A, AMT, 5.00%, 12/01/24	750	855,615
Series A, AMT, 5.00%, 12/01/25	850	999,490

		10,040,057

South Carolina — 2.9%
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 11/15/27	730	779,545
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/30	5,500	6,603,355
Series A, 5.00%, 12/01/31	5,660	6,788,944
Series A, 5.00%, 12/01/32	200	239,658
Series A, 5.00%, 12/01/33	800	957,800
Series A, 4.00%, 12/01/34	2,100	2,547,825

		17,917,127

Tennessee — 1.4%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	170	168,348
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/35	4,000	4,801,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.00%, 10/01/29	350	433,622
5.00%, 10/01/34	450	567,207
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,210	2,976,715

		8,946,892

Security	Par (000)	Value

Texas — 7.8%
City of Grapevine Texas, GO, 5.00%, 02/15/23(c)	$5,685	$6,097,788
City of Houston Texas Airport System Revenue, Refunding ARB
Sub-Series A, AMT, 5.00%, 07/01/31	1,430	1,795,894
Sub-Series A, AMT, 5.00%, 07/01/32	1,515	1,896,583
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/22(c)	1,010	1,053,309
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(c)	8,290	8,386,412
Love Field Airport Modernization Corp., RB, AMT, 5.00%, 11/01/28	1,000	1,056,120
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,360	1,434,841
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 3.63%, 08/15/22	35	35,060
Series A, 4.25%, 08/15/27	160	160,278
Red River Education Finance Corp., RB, 5.00%, 03/15/23(c)	1,340	1,446,490
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,919,545
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/33	8,485	10,721,137
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	3,450	4,746,993
Via Metropolitan Transit, Refunding RB, 5.25%, 08/01/23(c)	6,305	6,953,091

		48,703,541

U.S. Virgin Islands — 0.6%
Virgin Islands Public Finance Authority, Refunding RB, Series A, (AGM), 5.25%, 10/01/24	3,600	3,856,932

Utah — 1.0%
Salt Lake City Corp. Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/33	3,500	4,373,320
Utah Charter School Finance Authority, RB, Series A, 3.63%, 06/15/29(b)	410	433,013
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	1,500	1,628,550

		6,434,883

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	6,198,520

Virginia — 0.1%
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/33	495	565,260

Washington — 2.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	5,215	6,720,518
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	1,730	2,065,949
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	1,636	1,931,396

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB(b) 5.00%, 01/01/27	$1,560	$1,858,428
5.00%, 01/01/28	750	892,815

		13,469,106

West Virginia — 0.2%
West Virginia University, RB, Series B, 5.00%, 10/01/21(c)	1,500	1,511,880

Wisconsin — 1.5%
Public Finance Authority Refunding RB, 4.00%, 12/01/31	700	842,219
Public Finance Authority, RB 5.00%, 04/01/30(b)	500	609,465
5.00%, 06/15/34	430	530,383
Series A, 4.00%, 03/01/30(b)	445	481,975
Public Finance Authority, Refunding RB 4.00%, 09/01/29(b)	140	145,326
Series B, AMT, 5.25%, 07/01/28	4,765	4,976,947
Wisconsin Health & Educational Facilities Authority, Refunding RB
(AGM), 4.00%, 02/15/35	750	902,760
(AGM), 4.00%, 02/15/36	800	959,056

		9,448,131

Total Municipal Bonds — 133.0% (Cost: $757,123,874)		827,482,631

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 6.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/31(i)	8,080	9,634,269
State of California, Refunding GO 5.00%, 10/01/35	12,500	14,990,372
4.00%, 03/01/37(i)	10,775	13,209,825

		37,834,466

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	8,193,075

Massachusetts — 1.5%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/32	7,500	9,507,675

New Jersey — 1.4%
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	4,367	4,835,044
Series BB, AMT, 3.70%, 10/01/28	3,384	3,746,859

		8,581,903

New York — 9.6%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/32	7,009	7,858,566
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/36	9,444	11,447,107
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(i)	5,505	6,722,266
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/32	5,501	5,928,503

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/42	$10,000	$12,012,196
Port Authority of New York & New Jersey, Refunding ARB 178th Series, AMT, 5.00%, 12/01/32	4,009	4,428,511
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	5,582,093
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(c)	5,010	5,783,243

		59,762,485

Texas — 1.4%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24(c)	7,500	8,419,726

Washington — 2.9%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/34	15,000	18,351,300

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.2% (Cost: $137,795,527)		150,650,630

Total Long-Term Investments — 157.2% (Cost: $894,919,401)		978,133,261

	Shares

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	13,197,821	13,200,460

Total Short-Term Securities — 2.1% (Cost: $13,200,460)		13,200,460

Total Investments — 159.3% (Cost: $908,119,861)		991,333,721

Other Assets Less Liabilities — 0.7%		4,399,479

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%.		(86,300,813)

VMTP Shares at Liquidation Value — (46.1)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$622,332,387

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to March 1, 2028, is $17,439,023.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$126,519	$13,073,941	(a)	$—	$—	$—	$13,200,460	13,197,821	$110	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	248	09/21/21	$33,364	$(600,921)
U.S. Long Bond	37	09/21/21	6,104	(318,357)
5-Year U.S. Treasury Note	207	09/30/21	25,768	(241,443)

				$(1,160,721)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$827,482,631	$—	$827,482,631
Municipal Bonds Transferred to Tender Option Bond Trusts	—	150,650,630	—	150,650,630
Short-Term Securities	$13,200,460	$—	$—	$13,200,460

Money Market Funds	$13,200,460	$978,133,261	$—	$991,333,721

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,160,721)	$—	$—	$(1,160,721)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(86,283,878)	$—	$(86,283,878)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(373,383,878)	$—	$(373,383,878)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

SCHEDULE OF INVESTMENTS	9